Marketable Securities - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Marketable Securities [Line Items]
Amortized cost	$ 272,691	$ 289,194
Gross unrealized gain	261	183
Gross unrealized loss	(1,929)	(8,882)
Fair value	271,023	280,495
Matures within one year [Member]
Schedule of Marketable Securities [Line Items]
Amortized cost	224,617	58,319
Gross unrealized gain	81	4
Gross unrealized loss	(1,761)	(1,031)
Fair value	222,937	57,292
Matures after one through four years [Member]
Schedule of Marketable Securities [Line Items]
Amortized cost	48,074	230,875
Gross unrealized gain	180	179
Gross unrealized loss	(168)	(7,851)
Fair value	48,086	223,203
Corporate debentures [Member] | Matures within one year: Corporate debentures [Member]
Schedule of Marketable Securities [Line Items]
Amortized cost	215,040	58,319
Gross unrealized gain	81	4
Gross unrealized loss	(1,720)	(1,031)
Fair value	213,401	57,292
Corporate debentures [Member] | Matures after one through four years: Corporate debentures [Member]
Schedule of Marketable Securities [Line Items]
Amortized cost	48,074	222,766
Gross unrealized gain	180	179
Gross unrealized loss	(168)	(7,565)
Fair value	48,086	215,380
Government debentures [Member] | Matures within one year: Government debentures [Member]
Schedule of Marketable Securities [Line Items]
Amortized cost	9,577
Gross unrealized gain
Gross unrealized loss	(41)
Fair value	9,536
Government debentures [Member] | Matures after one through four years: Government debentures [Member]
Schedule of Marketable Securities [Line Items]
Amortized cost		8,109
Gross unrealized gain
Gross unrealized loss		(286)
Fair value		$ 7,823